Share capital - Common Shares (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	May 09, 2025 shares	May 06, 2024 shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 $ / shares
Number of shares
Exercise of stock options (in shares) | shares			17,112	144,142
Amount
Balance at beginning of period			$ 253,295
Exercise of stock options			313	$ 3,084
Issuance of common shares under employee share purchase plan			467	522
Release of restricted share units			0	0
Release of shares in escrow related to business combination			0	0
Purchase of common shares held for cancellation			(47,050)	(11,118)
Balance at end of period			$ 244,605	$ 253,295
Share capital repurchase amount (in shares) | shares	1,481,659	1,764,037
Share capital public float percent	5.00%	10.00%
Circles Collective Inc
Amount
Number of shares issued (in shares)			26,185		26,185
Share price (in canadian per share) | (per share)			$ 40.74		$ 51.68
Share capital
Number of shares
Balance at beginning of period (in shares) | shares			30,255,955	30,305,156
Exercise of stock options (in shares) | shares			17,112	144,142
Issuance of common shares under employee share purchase plan (in shares) | shares			15,888	14,426
Release of restricted share units (in shares) | shares			57,913	65,997
Release of shares in escrow related to business combination (in shares) | shares			17,457	8,728
Purchase of common shares held for cancellation (in shares) | shares			(1,617,036)	(282,494)
Balance at end of period (in shares) | shares			28,747,289	30,255,955
Amount
Balance at beginning of period			$ 253,295	$ 247,496
Exercise of stock options			489	4,610
Issuance of common shares under employee share purchase plan			555	613
Release of restricted share units			2,279	2,457
Release of shares in escrow related to business combination			656	330
Purchase of common shares held for cancellation			(12,669)	(2,211)
Balance at end of period			$ 244,605	$ 253,295
Issuance of common shares in escrow related to business combination (in shares) | shares			17,457	8,728